Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015		Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 5,006,000	$ 7,360,000	[1]	$ 221,000	$ 895,000	$ 430,000
Accounts receivable	791,000	593,000	[1]		6,000
Inventory	926,000	1,549,000	[1]		131,000
Prepaid expenses and other current assets	1,542,000	1,615,000			923,000
Total current assets	8,265,000	11,117,000			1,955,000
Property and equipment, net	254,000	239,000	[1]		187,000
Other assets	146,000	138,000	[1]		156,000
Total assets	8,665,000	11,494,000			2,298,000
Current liabilities:
Accounts payable	1,629,000	1,432,000	[1]		416,000
Accrued liabilities	2,408,000	1,293,000	[1]		223,000
Note payable	4,192,000	4,833,000			2,500,000
Total liabilities	$ 8,229,000	$ 7,558,000			$ 3,139,000
Stockholders’ equity (deficit):
Preferred stock, no par value; unlimited shares authorized; no shares issued and outstanding as of December 31, 2015 and 2014			[1]
Common stock and paid-in capital, no par value; unlimited shares authorized as of December 31, 2015 and 2014; 7,490,288 and 2,293,057 shares issued and outstanding as of December 31, 2015 and 2014, respectively	$ 53,053,000	$ 52,447,000	[1]		$ 35,244,000
Accumulated deficit	(52,617,000)	(48,511,000)	[1]		(36,085,000)
Total stockholders’ equity (deficit)	436,000	3,936,000	[1]		(841,000)	$ (7,307,000)
Total liabilities and stockholders’ equity (deficit)	$ 8,665,000	$ 11,494,000			$ 2,298,000

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.